Lease liabilities	6 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Lease liabilities
18. Lease liabilities
Lifezone's leases include leases of office space, warehouse and accommodation units in Tanzania and Australia. Right-of-use (“ROU”) lease assets and lease liabilities are recognized for such leases at the commencement date based on the present value of lease payments over the lease term. Lifezone does not recognize a related ROU asset and lease liability for a lease term of twelve months or less.
For the six months ended June 30, 2026, and June 30, 2025, Lifezone recognized an expense of $127,653 and $216,014, respectively, relating to short-term leases. During the six months ended June 30, 2026, Lifezone extended the term of its office lease in Perth, Australia by two years.

The analysis of lease liabilities is presented below:

$
As at January 1, 2025	1,418,696
Additions	1,795,693
Interest accretion on lease liabilities	95,219
Payments	(874,244)
Disposals	(118,907)
Foreign exchange impact	(262,257)
As at December 31, 2025	2,054,200
Additions	505,532
Lease reassessments	12,018
Interest accretion on lease liabilities	114,097
Payments	(746,180)
Foreign exchange impact	10,973
As at June 30, 2026	1,950,640

	June 30, 2026	December 31, 2025
	$	$
Current	794,376	931,364
Non-current	1,156,264	1,122,836
Total lease liabilities	1,950,640	2,054,200
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	June 30, 2026	December 31, 2025
Undiscounted future lease payments	$	$
Less than 1 year	967,183	1,122,834
More than 1 year but less than 5 years	1,241,312	1,264,733
Total undiscounted future lease payments	2,208,495	2,387,567